Note 4 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Adopted accounting standards

On
October 31, 2018,
the IASB issued amendments to IAS

Presentation of Financial Statements and IAS

Accounting Policies, Changes in Accounting Estimates and Errors for ‘Definition of Material,' to clarify the definition of ‘material' and to align the definition used in the Conceptual Framework and the standards themselves. The amendments are effective for annual reporting periods beginning on or after
January 1, 2020.
The Company has adopted the accounting standard in its consolidated financial statements.

Future Accounting Changes:

Management is evaluating the impact of the narrow-scope amendments to IAS
1,
IFRS
9,
IAS

and IAS

on the Company. The amendments are effective for annual reporting periods beginning on or after
January 1, 2022.
Management continues to monitor changes to IFRS and has implemented applicable IASB changes to standards, new interpretations and annual improvements.

4.1	Lease

The Company recognizes a right-of-use asset and a lease obligation under IFRS
16.
The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the consolidated entity expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected
not
to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of
12
months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.

A lease obligation is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the consolidated entity's incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not
depend on an index or a rate are expensed in the period in which they are incurred.

Lease obligation is measured at amortized cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease obligation is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

4.2	Revenue Recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration we expect to receive in exchange for those goods or services. The Company enters into contracts that can include various combinations of goods and services, which are generally capable of being distinct and accounted for as separate performance obligations. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct goods and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation.

The consideration (including any discounts) is allocated between separate goods and services in a bundle on a relative basis based on their standalone selling prices (“SSP”). Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. In addition to these general policies, the specific revenue recognition policies for each major category of revenue are included below.

License of intellectual property

Royalty revenues primarily consist of revenues received from the license of intellectual property for print-based and audio-visual learning products. Royalty revenues are recognized based on the confirmation of sales by the Company's co-publishing partners, and when the underlying sale occurs. Training and support services provided for royalty contracts are delivered in advance of the underlying sale occurring, and, as such, royalty revenue is recognized when the underlying sale occurs, being the later of the satisfaction of the performance obligation and the underlying sale. Royalty revenues are not
subject to right of return or product warranties. Royalty revenues are earned by Print-Based English Language Learning segment and relate to long-term contracts.

Online-based licenses

Online-based licensing revenue is generated from contracts with customers. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. Revenue recognition commences on the date an executed contract exists and the customer has the right to access to the hosted software. Online-based licensing revenues are generated by Online language learning segment and relate to short-term contracts, recognized using straight-line method over the terms of the license period.

Offline licenses

Offline licensing revenue is generated from contracts with customers. Offline licenses provides the right to use perpetual language-learning software and is recognized at the point in time when the software is made available to the customer. When providing offline licenses, the customer can direct the use of, and obtain substantially all of the remaining benefits from, the license at the point in time at which the license is made available to the customer and the right to use the software has commenced. Offline license revenues are generated by Online language learning segment and relate to short-term contracts.

Costs to Obtain a Contract with a Customer

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the Company expects the costs to be recoverable. The Company has determined that sales commissions meet the requirements to be capitalized. These capitalized costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. Amortization of the asset is included in cost of sales in the consolidated statements of operations. Applying the practical expedient, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that we otherwise would have recognized is one
year or less.

Contract Assets and Liabilities

The payment terms and conditions in our customer contracts
may
vary from the timing of revenue recognition. In some cases, customers pay in advance of delivery of products or services; in other cases, payment is due as services are performed. Timing differences between revenue recognition and invoicing primarily results in contract liabilities. Contract liabilities are relieved as revenue is recognized. Contract assets and contract liabilities are reported on a contract-by-contract basis at the end of each reporting period.

Significant Judgments

The Company distributes its products and services both directly to the end customer and indirectly through resellers. The Company evaluates each of its reseller relationships to determine whether it is the principal (where revenue is recognized at the gross amount) or agent (where revenue is recognized net of the reseller commission). In making this determination, the Company evaluates a variety of factors including the amount of control the Company is able to exercise over the transactions. The Company concluded that it acts as principal in all contracts with customers. The recognition of revenue requires judgement in the assessment of performance obligations within a contract and the assessment of recognizing at a point in time or over a period of time.

4.3	Comprehensive income (loss)

Comprehensive income (loss) measures net profit for the period plus other comprehensive income. Other comprehensive income (loss) consists of changes in equity, such as changes to foreign currency translation adjustments of foreign operations during the period. Amounts reported as other comprehensive income are accumulated in a separate component of equity as accumulated other comprehensive income.

4.4	Property and equipment

Property and equipment are initially recorded at cost. Depreciation is provided using methods outlined below at rates intended to depreciate the cost of assets over their estimated useful lives.

Method	Rate

Computer and office equipment	Declining balance 20%
Leasehold improvement	Straight line over the term of the lease

4.5	Software and web development costs

The Company capitalizes all costs related to the development of its fee-based language learning products and services when the feasibility and profitability of the project can be reasonably considered certain. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources to complete development. The expenditure capitalized includes the cost of material, and direct labour. Other development expenditure is recognized in the statement of comprehensive income (loss) as an expense as incurred.

4.6	Content development costs

The Company capitalizes all costs related to content development of its fee-based language learning products and services when the feasibility and profitability of the project can be reasonably considered certain. Expenditure on content development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources to complete development. The expenditure capitalized includes the cost of material, and direct labour. Other development expenditure is recognized in the statement of comprehensive income (loss) as an expense as incurred.

4.7	Government grants

The Company receives government grants based on certain eligibility. These government grants are recorded as a reduction of general and administrative expenses to offset direct costs funded by the grant during the period in which there is reasonable assurance that the Company will comply with the conditions attached to them and the grant will be received. The Company records a liability for the repayment of the grants and a charge to operations in the period in which conditions arise that will cause the government grants to be repayable.

4.8	Current and deferred income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred taxation is recognized using the liability method on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

However, the deferred taxation is
not
recognized if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred taxation is determined using tax rates (and laws) that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not
reverse in the foreseeable future.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to offset current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

4.9	Foreign currency translation

Foreign currency transactions are initially recorded in the functional currency at the transaction date exchange rate. At the balance sheet date, monetary assets and liabilities denominated in a foreign currency are translated into the functional currency at the reporting date exchange rate. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items at year-end exchange rates are recognized in the income statement. Non-monetary items measured at historical cost are translated using the historical exchange rate. Non-monetary items measured at fair value are translated using the exchange rates at the date when fair value was determined.

Financial statements of subsidiaries, affiliates and joint ventures for which the functional currency is not
the Canadian Dollar are translated into the Canadian Dollar as follows: all asset and liability accounts are translated at the balance sheet exchange rate and all earnings and expense accounts and cash flow statement items are translated at average exchange rates for the period. The resulting translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income (loss) and recorded in accumulated other comprehensive income in equity. On disposal of a foreign operation the cumulative translation differences recognized in equity are reclassified to the statement of comprehensive income (loss) and recognized as part of the gain or loss on disposal. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian Dollars at the balance sheet rate.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income (loss).

4.10	Earnings (loss) per share

Earnings (loss) per share is computed by dividing the earnings (loss) for the year by the weighted average number of common shares outstanding during the year, including contingently issuable shares which are included when the conditions necessary for issuance have been met. Diluted earnings per share is calculated in a similar manner, except that the weighted average number of common shares outstanding is increased to include potentially issuable common shares from the assumed exercise of common share purchase options and warrants, if dilutive.

4.11	Share-based compensation plan

The share-based compensation plan allows the Company executives, management, employees and consultants to acquire shares of the Company. The fair value of share-based payment awards granted is recognized as management, employee or consultant expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value is measured at grant date and each tranche is recognized on a graded vesting basis over the period during which the share purchase options vest. The fair value of the share-based payment awards granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the awards were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of awards, for which the related service and non-market vesting conditions are expected to be met.

For equity-settled share-based payment transactions with consultants, the Company measures the goods or services received, and the corresponding increase in equity, directly, at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which cases, the Company measures their value, and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted.

4.12	Financial instruments

A financial asset shall be measured at amortized cost if it is held with the objective of holding assets in order to collect contractual cash flows which arise on specified dates and that are solely principal and interest.

A debt investment shall be measured at fair value through other comprehensive income if it is held with the objective of holding assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest as well as selling the asset on the basis of its fair value.

All other financial assets are classified and measured at fair value through profit or loss (“FVPL”) unless the Company makes an irrevocable election on initial recognition to present gains and losses on equity instruments (that are not
held-for-trading or contingent consideration recognized in a business combination) in other comprehensive income (“OCI”).

Despite these requirements, a financial asset
may
be irrevocably designated as measured at fair value through profit or loss to reduce the effect of, or eliminate, an accounting mismatch.

For financial liabilities designated at fair value through profit or loss, the standard requires the portion of the change in fair value that relates to the entity's own credit risk to be presented in OCI (unless it would create an accounting mismatch).

The Company is required to use an “expected credit loss” (“ECL”) model to recognize an allowance. Impairment is measured using a
12
-month ECL method unless the credit risk on a financial instrument has increased significantly since initial recognition in which case the lifetime ECL method is adopted.

For receivables, a simplified approach to measuring expected credit losses using a lifetime expected loss allowance is available. The investment classifications “Available-for-sale financial assets” and “Held-to-maturity investments” are no
longer used and “Financial assets at fair value through other comprehensive income” was introduced.
Trade and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within days. The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue.

Other receivables are recognized at amortized cost, less any allowance for expected credit losses.

4.13	Impairment of long-lived assets

The Company's property and equipment and intangibles with finite lives are reviewed for an indication of impairment at each balance sheet date. If indication of impairment exists, the asset's recoverable amount is estimated. The recoverable amount is the greater of the asset's fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.